SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 186,478	$ 309,793	$ 190,778
Restricted cash	16,874	22,539	7,000
Restricted cash, non-current	19,189	4,744	6,797
Total cash, cash equivalents, and restricted cash	$ 222,541	$ 337,076	$ 204,575	$ 5,880